Description of the Plan and Recent Transactions and Events	12 Months Ended
Dec. 31, 2025
Pfizer Savings Plan
EBP, Description of Plan [Line Items]
Description of the Plan and Recent Transactions and Events	Description of the Plan and Recent Transactions and Events
The following description of the Pfizer Savings Plan (the Plan) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General

The Plan is a defined contribution plan. Participation in the Plan is open to any employee of Pfizer Inc. (the Company or Plan Sponsor) or an affiliate which has, with the consent of the Plan Sponsor, adopted the Plan and who is included within a group or class designated by the Plan Sponsor as set forth in the Plan document. The Plan excludes any employees covered by another Company-sponsored defined contribution plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA), and the Internal Revenue Code of 1986, as amended (the Code).

Recent Transactions and Events Impacting the Plan

On December 14, 2023, the Company acquired Seagen Inc. (Seagen) and adopted and assumed sponsorship of the Seagen Inc. 401(k) Plan (Seagen Plan). On January 1, 2024, former Seagen employees, who became employees of the Company, became eligible for participation in the Plan. All account balances totaling $564.9 million (including $2.4 million in loans) were transferred over and the Seagen Plan was merged into the Plan on February 27, 2024.

Effective November 21, 2024, the Plan was amended to implement certain optional withdrawal provisions of the Setting Every Community Up for Retirement Enhancement 2.0 Act (SECURE 2.0 Act), which expands and modifies changes to the laws brought about by the Bipartisan Budget Act of 2018 and the Setting Every Community Up for Retirement Enhancement Act of 2019 (SECURE Act of 2019).

Effective January 1, 2025, the Plan was amended to accept rollovers from certain group annuity contracts with Metropolitan Life Insurance Company which the Company had entered into in relation to certain pension benefits provided through other Company sponsored pension plans, and also to provide that the mandatory small benefit cashout amount be increased to $7,000 for Plan participants and be eliminated for surviving spouses and alternate payees.

Plan Administration

The Plan is administered by the Savings Plan Committee of the Company (the Plan Administrator), the named fiduciary of the Plan. The Plan Administrator monitors and reports on (i) the selection and termination of the trustee, custodian, investment managers and other service providers to the Plan and (ii) the investment activity and performance of the Plan, with the exclusion of the Company stock funds, which are monitored by State Street Global Advisors (SSGA), an independent fiduciary appointed by the Plan Administrator.

Administrative Costs
Plan participants pay quarterly fees from their account balances. These fees include general plan administrative fees and expenses, such as recordkeeping, trustee and independent fiduciary fees. The quarterly fee deductions take place on the first business day following the end of each quarter (and are deducted from any full account distribution occurring during a quarter). In addition, certain transaction fees such as check fees, loan fees and qualified domestic relations order fees are paid by Plan participants.

Contributions

Participants may contribute up to 30% of their eligible compensation as before-tax, after-tax, Roth or a combination of these subject to annual IRS limits. For all participants, contributions of up to 3% of eligible compensation are matched 100% by the Company and the next 3% are matched 50% by the Company. Participant contributions in excess of 6% are not matched. Participants who have attained age 50 before the end of the Plan’s year are eligible to make catch-up contributions; however, these contributions are not matched.

Company matching contributions are deposited into the Plan each quarter, rather than with each pay date. In addition, participants generally must be actively employed on the last business day of the quarter to receive the match; however, if the participant separates from the Company prior to the last business day of the quarter due to retirement (defined, as at least age 62 with at least 5 years of service, at least age 55 with at least 10 years of service, or age 65), death or disability, such participant will receive the matching contribution. In January 2025, the Company funded the fourth quarter 2024 Company matching contributions in the amount of approximately $45.7 million. In January 2026, the Company funded the fourth quarter 2025 Company matching contributions in the amount of approximately $37.8 million. These contributions are reported in the Company contributions receivable in the accompanying statements of net assets available for plan benefits.

Under the Code, salary deferral contributions, total annual contributions and the amount of compensation that may be included for Plan purposes are subject to annual limitations. Any excess contributions are refunded to participants in the following year, as applicable.

The Plan includes a Roth 401(k) in-plan conversion option, which allows participants to transfer after-tax dollars into the Roth account within the Plan and allows for tax-free earnings on those contributions. If subsequent distributions are considered “qualified Roth distributions” under the Code, such distributions are not subject to taxes.

The Plan also includes a Retirement Savings Contribution (RSC), which is an additional annual Company-provided contribution based on age and years of service. With the exception of certain participants who are specifically excluded by the Plan terms, participants generally are eligible to receive the RSC. The RSC contributions are deposited into the Plan annually, following the close of the Plan year, usually in February. In general, participants must be actively employed on the last business day of the year to receive the RSC; however, if the participant separates from the Company prior to the last day of the year due to retirement (defined, as at least age 62 with at least 5 years of service, at least age 55 with at least 10 years of service, or age 65), death or disability, such participant will receive the RSC. In February 2025, the Company funded the RSC for Plan year 2024 in the amount of approximately $341.1 million. In February 2026, the Company funded the RSC for Plan year 2025 in the amount of approximately $342.3 million. These contributions are reported in the Company contributions receivable in the accompanying statements of net assets available for plan benefits.

Participant Accounts

Each participant’s account is credited with the participant’s contributions, the Company’s contributions and an allocation of Plan earnings/(losses). Allocations are based on participants’ account balances, as defined in the Plan document.

Vesting

Participants are immediately 100% vested in their contributions and the Company matching contributions. However, for the RSC, participants are 100% vested after three years of credited service.

Forfeited Amounts

Forfeited amounts of terminated participants are generally used to reduce future Company contributions. At December 31, 2025 and 2024, the market value of forfeitures available for use totaled approximately $2.5 million and $2.2 million, respectively. In 2025, Company contributions were reduced by approximately $12.0 million from forfeited amounts.

Rollovers into the Plan

Participants may elect to roll over one or more account balances from Company-sponsored or other qualified plans (including defined benefit plans) into the Plan. Rollovers from other sources are permitted based on contractual agreements.

Investment Options

Each participant in the Plan elects to have his or her contributions and Company contributions invested in any one or a combination of investment funds in the Plan, including a self-directed brokerage account. Transfers between funds must be made in whole percentages or dollar amounts. Based on the investment option, certain short-term redemption fees or restrictions may apply. Any contributions for which the participant does not provide investment direction are invested in the participant’s Qualified Default Investment Alternative (QDIA), which is the Vanguard Target Retirement Fund based on the participant’s year of birth.
Eligibility

Generally, all U.S.-based employees of the Company are eligible to enroll in the Plan on their date of hire, except for certain employees who (i) are covered by a collective bargaining agreement and have not negotiated to participate in the Plan, (ii) are employed by an employee group not designated for participation in the Plan, (iii) are covered by a collective bargaining agreement and have negotiated a different eligibility date or (iv) are otherwise eligible for another Company-sponsored savings plan.

Newly eligible participants who do not affirmatively enroll in the Plan within 31 days of hire or transfer into eligible employment are automatically enrolled at a 6% before-tax contribution rate. Contributions are invested in the Plan’s QDIA fund based on the participant’s year of birth.

Notes Receivable from Participants
Participants may borrow from their account balances with the interest rate set at 1% above the prime rate. The minimum loan is $1,000 and the maximum loan is the lesser of (i) 50% of the vested account balance reduced by any current outstanding loan balance or (ii) $50,000, reduced by the current outstanding loan balance. Loans must be repaid within five years, unless the funds are used to purchase a primary residence. Primary residence loans must be repaid within 15 years. Loans transferred to the Plan due to the merger of legacy plans into the Plan maintain the terms of the original loan. Interest rates on outstanding loans ranged from 3.25% to 10.50% at December 31, 2025 and 2024.

Interest paid by the participant is credited to the participant’s account. Interest income from notes receivable from participants is recorded by the trustee as earned in the investment funds in the same proportion as the original loan issuance. Repayments may not necessarily be made to the same fund from which the amounts were borrowed. Repayments are credited to the applicable funds based on the participant’s investment elections at the time of repayment.

In the event of termination of employment, participants will have 90 days to repay the outstanding loan balance or set up recurring monthly payments before it is considered a distribution and subject to ordinary income tax in the year it is considered distributed. In addition, a 10% excise tax will generally apply if the participant is younger than age 59½ at the time the distribution occurs.

Payment of Benefits

Participants are entitled to receive distributions upon termination and may be able to take voluntary, in-service withdrawals, which include hardship withdrawals. Mandatory distributions are made in accordance with Plan provisions.